Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 2,457,683
Realized gains (losses) on sales and redemptions for physical bullion		$ (2,449)
Change in unrealized gains (losses)	763,870	368,815
Balance at end of year	4,888,695	2,457,683
Physical bullion cost	3,765,027	2,097,885
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	2,457,683	2,021,999
Purchases	1,667,142	93,556
Sales		(3)
Redemptions for physical bullion		(29,133)
Realized gains (losses) on sales and redemptions for physical bullion		2,449
Change in unrealized gains (losses)	763,870	368,815
Balance at end of year	$ 4,888,695	$ 2,457,683